Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	961,312,515.37	36,235
Yield Supplement Overcollateralization Amount 07/31/21	33,764,275.40	0
Receivables Balance 07/31/21	995,076,790.77	36,235
Principal Payments	31,728,841.34	603
Defaulted Receivables	582,143.19	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	32,228,223.84	0
Pool Balance at 08/31/21	930,537,582.40	35,610

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.29%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,511,095.31	200
Past Due 61-90 days	1,933,752.20	76
Past Due 91-120 days	340,592.82	22
Past Due 121+ days	0.00	0
Total	7,785,440.33	298

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	417,668.92
Aggregate Net Losses/(Gains) - August 2021	164,474.27
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.20%
Prior Net Losses Ratio	0.05%
Second Prior Net Losses Ratio	0.01%
Third Prior Net Losses Ratio	0.01%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	10,701,182.20
Actual Overcollateralization	10,701,182.20
Weighted Average Contract Rate	4.04%
Weighted Average Contract Rate, Yield Adjusted	5.56%
Weighted Average Remaining Term	59.86

Flow of Funds	$ Amount
Collections	35,543,794.23
Investment Earnings on Cash Accounts	81.34
Servicing Fee	(829,230.66)
Transfer to Collection Account	-
Available Funds	34,714,644.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	252,140.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,759,839.04
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,701,182.20
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,996,662.00

Total Distributions of Available Funds	34,714,644.91

Servicing Fee	829,230.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 08/16/21	950,257,421.44
Principal Paid	30,421,021.24
Note Balance @ 09/15/21	919,836,400.20

Class A-1
Note Balance @ 08/16/21	69,557,421.44
Principal Paid	30,421,021.24
Note Balance @ 09/15/21	39,136,400.20
Note Factor @ 09/15/21	21.6822162%

Class A-2
Note Balance @ 08/16/21	368,090,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	368,090,000.00
Note Factor @ 09/15/21	100.0000000%

Class A-3
Note Balance @ 08/16/21	368,080,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	368,080,000.00
Note Factor @ 09/15/21	100.0000000%

Class A-4
Note Balance @ 08/16/21	96,650,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	96,650,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	31,920,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	31,920,000.00
Note Factor @ 09/15/21	100.0000000%

Class C
Note Balance @ 08/16/21	15,960,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	15,960,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	296,961.67
Total Principal Paid	30,421,021.24
Total Paid	30,717,982.91

Class A-1
Coupon	0.11025%
Interest Paid	6,390.59
Principal Paid	30,421,021.24
Total Paid to A-1 Holders	30,427,411.83

Class A-2
Coupon	0.20000%
Interest Paid	61,348.33
Principal Paid	0.00
Total Paid to A-2 Holders	61,348.33

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2798357
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6666239
Total Distribution Amount	28.9464596

A-1 Interest Distribution Amount	0.0354049
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	168.5375138
Total A-1 Distribution Amount	168.5729187

A-2 Interest Distribution Amount	0.1666667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1666667

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	123.59
Noteholders' Third Priority Principal Distributable Amount	524.64
Noteholders' Principal Distributable Amount	351.77

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	2,659,652.60
Investment Earnings	56.73
Investment Earnings Paid	(56.73)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,441,359.06	$5,583,368.58	$4,272,353.92
Number of Extensions	166	172	130
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.54%	0.40%